Interest Rate Swaps (Details)	6 Months Ended
Jun. 30, 2014
Interest Rate Swaps [Abstract]
Assessment of criteria for hedge accounting

Following the $800,000 prepayment to HSBC and the refinancing of the loan agreements with HSH dated July 31, 2008 and Nordea dated May 5, 2011 as discussed in Note 7, the Company reassessed the criteria for hedge accounting with respect to the corresponding interest rate swaps and concluded that same were no longer met. Accordingly, all the above interest rate swaps did not qualify for hedge accounting as of June 30, 2014.